Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Common stock buybacks [Abstract]
Repurchase of common stock (in shares)	9,506
Average price of repurchased shares (in dollars per share)	$ 1.74
Payments for repurchase of common stock	$ 17	$ 0